Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss from continuing operations		$ (216,221)	$ (238,955)
Less: excess redemption value above carrying value		(22,746)	0
Net loss from continuing operations, net of accretion		(238,967)	(238,955)
Less: Net loss attributable to non-controlling interest		(6,584)	(9,140)
Net loss from continuing operations attributable to Curaleaf Holdings, Inc.		(232,383)	(229,815)
Net loss from discontinued operations		(5,786)	(51,382)
Net Income (Loss) Attributable To Parent, Adjusted		$ (238,169)	$ (281,197)
Denominator:
Basic weighted-average common shares outstanding (in shares)	[1]	740,825,099	724,124,894
Effect of dilutive convertible debt (in shares)		4,282,599	4,282,599
Effect of dilutive contingent shares (in shares)		1,286,713	4,074,000
Pro forma dilutive weighted-average common shares outstanding (in shares)		749,436,666	744,074,442
Net loss per share from continuing operations, net of the loss per share and excess redemption value attributable to non-controlling interest - basic (in dollars per share)	[1]	$ (0.31)	$ (0.32)
Net loss per share from continuing operations, net of the loss per share and excess redemption value attributable to non-controlling interest- diluted (in dollars per share)	[1]	(0.31)	(0.32)
Net loss per share from discontinued operations, net of loss per share attributable to non-controlling interest - basic (in dollars per share)	[1]	(0.01)	(0.07)
Net loss per share from discontinued operations, net of loss per share attributable to non-controlling interest - diluted (in dollars per share)	[1]	(0.01)	(0.07)
Net loss per share attributable to Curaleaf Holdings, Inc. - basic (in dollars per share)	[1]	(0.32)	(0.39)
Net loss per share attributable to Curaleaf Holdings, Inc. - diluted (in dollars per share)	[1]	$ (0.32)	$ (0.39)
Stock options
Denominator:
Effect of dilutive of share-based payment arrangements (in shares)		829,853	7,771,793
Restricted stock units
Denominator:
Effect of dilutive of share-based payment arrangements (in shares)		1,132,204	2,519,282
Performance stock units
Denominator:
Effect of dilutive of share-based payment arrangements (in shares)		1,080,198	1,301,874

[1]
(1) While the recognition of excess redemption value only impacts the Consolidated Balance Sheets, ASC 480-10, Distinguishing Liabilities from Equity, requires the excess redemption value be factored into the Company's computation of earnings per share - basic and diluted. See Note 24 — Earnings per share for further details.